Regulatory Matters (Regulatory Assets) (Details) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Regulatory Assets [Line Items]
Total Assets	$ 182.7	$ 158.0
Unrecognized Pension Benefit And Other Postretirement Benefit Costs
Regulatory Assets [Line Items]
Total Assets	135.2	120.9
Other Postretirement Costs
Regulatory Assets [Line Items]
Total Assets	9.0	10.8
Deferred Taxes on AFUDC Equity
Regulatory Assets [Line Items]
Total Assets	35.4	21.8
Other
Regulatory Assets [Line Items]
Total Assets	$ 3.1	$ 4.5